Provision in Lieu of Income Taxes (Schedule of Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Provision in Lieu of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 256	$ 265
Deferred tax assets, Regulatory liabilities	35	42
Deferred tax assets, Other	73	53
Total	364	360
Deferred tax liabilities, Property, plant and equipment	2,598	2,391
Deferred tax liabilities, Regulatory assets	312	287
Deferred Tax Liabilities, Other	6	2
Total	2,916	2,680
Liability in lieu of deferred income taxes - net	$ 2,552	$ 2,320